Financial Instruments (Tables)	12 Months Ended
Sep. 25, 2015
Financial Instruments, Owned, at Fair Value [Abstract]
Cost and fair market value of investments by type of security and balance sheet classification

	As of September 26, 2014			Consolidated Balance Sheet Classification
Investment Assets:	Level 1	Level 2	Total	Cash and Cash Equivalents	Prepaid Expenses and Other Current Assets
Cash equivalents	$223	$—	$223	$223	$—
Time deposits	275	—	275	—	275
Trading securities:
Exchange traded funds (equity)	62	—	62	—	62
	$560	$—	$560	$223	$337